CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2019
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 17 - CONTRACTUAL TRANSMISSION ASSETS

The Company's transmission concessions are classified as contractual assets. The movement of these assets in the year is as follows:

12/31/2019
Opening balance before adoption of IFRS 15 on December 31, 2017	14,330,101
Initial Adoption Adjustment of IFRS 15	(581,168)
Balances as of January 1, 2018	13,748,933

Addition - Construction revenue	1,207,326
Contract Finance Revenue	690,360
(Receipt)	(1,040,453)
Write-offs and transfers	(34,370)
Balance as of December 31, 2018	14,571,796

Addition - Construction revenue	521,348
Contract Finance Revenue	793,239
(Receipt)	(1,081,385)
Write-offs and transfers	55,287
Balance as of December 31, 2019	14,860,285

	12/31/2019	12/31/2018
Contractual Transmission Asset - Current	1,116,009	1,302,959
Contractual Transmission Asset - Non-Current	13,744,276	13,268,837
	14,860,285	14,571,796

Below is the Company's estimate of the realization of these contractual components:

Execution of Contractual Assets	12/31/2019
Contractual Asset - RAP (i)	12,424,260
Contractual Asset - Compensation (ii)	2,436,025

Throughout the concession operation, the contractual asset is realized by two cash flows, (i) by receiving RAP for the portion that will be amortized until the end of the concession and (ii) by indemnity after the reversal of the unamortized infrastructure to the Granting Authority.